UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-(877) 721-1926

Date of fiscal year end: May 31

Date of reporting period: February 28, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

FORM N-Q

FEBRUARY 28, 2015

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited)	February 28, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES - 29.5%
CONSUMER DISCRETIONARY - 2.9%
Automobiles - 1.6%
Daimler Finance NA LLC, Senior Notes	0.935%	8/1/16	$1,050,000	$1,056,125	(a)(b)
Ford Motor Credit Co., LLC, Senior Bonds	1.182%	11/4/19	620,000	620,389	(a)
Ford Motor Credit Co., LLC, Senior Notes	1.506%	5/9/16	330,000	332,625	(a)
Ford Motor Credit Co., LLC, Senior Notes	0.755%	9/8/17	600,000	595,323	(a)
Nissan Motor Acceptance Corp., Senior Notes	0.785%	3/3/17	630,000	632,186	(a)(b)

Total Automobiles				3,236,648

Household Durables - 0.2%
Shea Homes LP/Shea Homes Funding Corp., Senior Secured Notes	8.625%	5/15/19	370,000	391,275

Media - 0.8%
CSC Holdings LLC, Senior Notes	8.625%	2/15/19	550,000	643,500
CSC Holdings LLC, Senior Notes	5.250%	6/1/24	20,000	20,475	(b)
DISH DBS Corp., Senior Notes	5.875%	11/15/24	320,000	319,200
NBCUniversal Enterprise Inc., Senior Notes	0.790%	4/15/16	570,000	571,982	(a)(b)
UPCB Finance III Ltd., Senior Secured Notes	6.625%	7/1/20	20,000	20,975	(b)

Total Media				1,576,132

Specialty Retail - 0.2%
Lowe’s Cos. Inc., Senior Notes	0.658%	9/10/19	500,000	501,444	(a)

Textiles, Apparel & Luxury Goods - 0.1%
American Achievement Corp., Secured Notes	10.875%	4/15/16	180,000	179,100	(b)

TOTAL CONSUMER DISCRETIONARY				5,884,599
CONSUMER STAPLES - 1.0%
Beverages - 0.5%
Anheuser-Busch InBev Finance Inc., Senior Notes	0.655%	2/1/19	710,000	709,568	(a)
Coca-Cola Co., Senior Notes	0.215%	3/5/15	200,000	200,000	(a)

Total Beverages				909,568

Food Products - 0.5%
Mondelez International Inc., Senior Notes	0.775%	2/1/19	1,090,000	1,080,991	(a)

TOTAL CONSUMER STAPLES				1,990,559

ENERGY - 2.7%
Energy Equipment & Services - 0.0%
Key Energy Services Inc., Senior Notes	6.750%	3/1/21	90,000	60,581

Oil, Gas & Consumable Fuels - 2.7%
BP Capital Markets PLC, Senior Notes	0.796%	5/10/19	680,000	680,124	(a)
CONSOL Energy Inc., Senior Notes	8.250%	4/1/20	40,000	41,850
Devon Energy Corp., Senior Notes	0.781%	12/15/16	1,060,000	1,046,701	(a)
El Paso Corp., Senior Subordinated Notes	7.000%	6/15/17	100,000	111,180
El Paso LLC, Senior Notes	7.250%	6/1/18	40,000	45,707
Enterprise Products Operating LLP, Subordinated Notes	7.034%	1/15/68	60,000	65,068	(a)
Magnum Hunter Resources Corp., Senior Notes	9.750%	5/15/20	540,000	483,300
Pemex Project Funding Master Trust, Senior Notes	5.750%	3/1/18	960,000	1,053,600
Petrobras Global Finance BV, Senior Notes	3.123%	3/17/20	1,070,000	905,755	(a)
Sinopec Group Overseas Development 2014 Ltd., Senior Notes	1.172%	4/10/19	1,000,000	998,969	(a)(b)

Total Oil, Gas & Consumable Fuels				5,432,254

TOTAL ENERGY				5,492,835
FINANCIALS - 15.4%
Banks - 10.4%
Bank of America Corp., Senior Notes	1.067%	3/22/16	1,540,000	1,546,373	(a)
Bank of America Corp., Senior Notes	1.125%	4/1/19	80,000	80,621	(a)
BB&T Corp., Senior Notes	1.101%	6/15/18	1,020,000	1,031,722	(a)

See Notes to Schedule of Investments.

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
BNP Paribas SA, Senior Notes	0.830%	12/12/16	$700,000	$702,895	(a)
Capital One NA, Senior Notes	1.500%	9/5/17	670,000	669,480
CIT Group Inc., Senior Notes	5.375%	5/15/20	560,000	603,400
CIT Group Inc., Senior Notes	5.000%	8/1/23	880,000	930,600
Citigroup Inc., Senior Notes	1.216%	7/25/16	360,000	362,364	(a)
Citigroup Inc., Senior Notes	4.450%	1/10/17	640,000	675,172
Citigroup Inc., Senior Notes	1.021%	4/8/19	530,000	530,303	(a)
Credit Agricole SA, Senior Notes	1.106%	10/3/16	1,140,000	1,147,597	(a)(b)
HBOS PLC, Subordinated Notes	6.750%	5/21/18	500,000	560,987	(b)
HSBC Bank PLC, Senior Notes	0.897%	5/15/18	1,030,000	1,035,709	(a)(b)
HSBC USA Inc., Senior Notes	1.135%	9/24/18	790,000	800,098	(a)
JPMorgan Chase & Co., Junior Subordinated Bonds	5.150%	5/1/23	550,000	539,715	(a)(c)
JPMorgan Chase & Co., Senior Notes	0.777%	2/15/17	1,600,000	1,603,797	(a)
Manufacturers & Traders Trust Co., Senior Bonds	0.630%	1/30/17	1,060,000	1,059,371	(a)
MUFG Union Bank NA, Senior Notes	1.005%	9/26/16	1,140,000	1,146,272	(a)
Nordea Bank AB, Senior Notes	0.616%	4/4/17	990,000	991,512	(a)(b)
Royal Bank of Canada, Senior Notes	0.587%	1/23/17	1,300,000	1,302,768	(a)
Svenska Handelsbanken AB, Senior Notes	0.733%	6/17/19	410,000	410,601	(a)
Wachovia Capital Trust III, Junior Subordinated Bonds	5.570%	4/17/15	1,150,000	1,148,562	(a)(c)
Wells Fargo & Co., Senior Notes	2.100%	5/8/17	1,240,000	1,267,318
Westpac Banking Corp., Senior Notes	0.995%	7/30/18	800,000	809,286	(a)

Total Banks				20,956,523

Capital Markets - 0.6%
Goldman Sachs Group Inc., Senior Notes	1.357%	11/15/18	1,250,000	1,263,754	(a)

Consumer Finance - 0.6%
American Express Co., Senior Notes	0.852%	5/22/18	1,130,000	1,132,333	(a)

Diversified Financial Services - 2.0%
General Electric Capital Corp., Senior Bonds	5.400%	2/15/17	1,860,000	2,019,173
General Electric Capital Corp., Senior Notes	0.763%	1/14/19	760,000	761,573	(a)
International Lease Finance Corp., Senior Notes	8.750%	3/15/17	140,000	156,618
Total Capital International SA, Senior Notes	0.826%	8/10/18	1,140,000	1,146,786	(a)

Total Diversified Financial Services				4,084,150

Insurance - 1.3%
Metropolitan Life Global Funding I, Secured Notes	0.632%	4/10/17	1,770,000	1,775,602	(a)(b)
Prudential Financial Inc., Senior Notes	1.037%	8/15/18	890,000	896,191	(a)

Total Insurance				2,671,793

Real Estate Investment Trusts (REITs) - 0.5%
WEA Finance LLC/Westfield UK & Europe Finance PLC, Notes	1.750%	9/15/17	1,040,000	1,045,771	(b)

TOTAL FINANCIALS				31,154,324

HEALTH CARE - 1.9%
Biotechnology - 0.4%
Amgen Inc., Senior Notes	0.862%	5/22/19	750,000	751,347	(a)

Health Care Equipment & Supplies - 0.3%
Medtronic Inc., Senior Notes	0.326%	2/27/17	700,000	698,088	(a)

See Notes to Schedule of Investments.

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Health Care Providers & Services - 0.7%
DJO Finance LLC/DJO Finance Corp., Senior Notes	7.750%	4/15/18	$460,000	$469,200
DJO Finance LLC/DJO Finance Corp., Senior Subordinated Notes	9.750%	10/15/17	920,000	947,600

Total Health Care Providers & Services				1,416,800

Pharmaceuticals - 0.5%
Merck & Co. Inc., Senior Notes	0.631%	2/10/20	1,020,000	1,023,442	(a)

TOTAL HEALTH CARE				3,889,677

INDUSTRIALS - 1.1%
Aerospace & Defense - 0.5%
Rockwell Collins Inc., Senior Notes	0.591%	12/15/16	1,060,000	1,061,799	(a)

Airlines - 0.0%
Delta Air Lines Inc., Pass-Through Certificates, Secured Notes	8.021%	8/10/22	15,145	17,598

Road & Rail - 0.6%
Kansas City Southern de Mexico SA de CV, Senior Notes	0.956%	10/28/16	1,150,000	1,147,797	(a)

TOTAL INDUSTRIALS				2,227,194

INFORMATION TECHNOLOGY - 1.1%
Internet Software & Services - 0.3%
Ancestry.com Inc., Senior Notes	9.625%	10/15/18	610,000	597,800	(b)(d)

IT Services - 0.0%
First Data Corp., Senior Secured Notes	6.750%	11/1/20	91,000	97,825	(b)

Software - 0.8%
Oracle Corp., Senior Notes	0.833%	1/15/19	1,550,000	1,562,727	(a)

TOTAL INFORMATION TECHNOLOGY				2,258,352

MATERIALS - 0.7%
Metals & Mining - 0.6%
Anglo American Capital PLC, Senior Notes	1.203%	4/15/16	400,000	399,875	(a)(b)
Vale Overseas Ltd., Senior Notes	5.625%	9/15/19	360,000	391,154
Vale Overseas Ltd., Senior Notes	4.625%	9/15/20	430,000	440,931

Total Metals & Mining				1,231,960

Paper & Forest Products - 0.1%
Smurfit Capital Funding PLC, Debentures	7.500%	11/20/25	30,000	36,150

TOTAL MATERIALS				1,268,110

TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 0.9%
AT&T Inc., Senior Notes	1.146%	11/27/18	230,000	232,641	(a)
CenturyLink Inc., Senior Notes	6.150%	9/15/19	430,000	471,925
Verizon Communications Inc., Senior Notes	0.636%	6/9/17	1,080,000	1,080,115	(a)
Verizon Communications Inc., Senior Notes	1.991%	9/14/18	130,000	135,581	(a)

Total Diversified Telecommunication Services				1,920,262

Wireless Telecommunication Services - 1.1%
America Movil SAB de CV, Senior Notes	1.241%	9/12/16	1,130,000	1,138,965	(a)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	190,000	179,550
Sprint Communications Inc., Senior Notes	9.000%	11/15/18	190,000	221,350	(b)
T-Mobile USA Inc., Senior Notes	6.464%	4/28/19	560,000	582,400

Total Wireless Telecommunication Services				2,122,265

TOTAL TELECOMMUNICATION SERVICES				4,042,527

UTILITIES - 0.7%
Electric Utilities - 0.6%
Duke Energy Corp., Senior Notes	0.636%	4/3/17	520,000	520,577	(a)
Duke Energy Indiana Inc., Secured Bonds	0.602%	7/11/16	520,000	520,741	(a)
Southern California Edison Co., Senior Secured Bonds	1.125%	5/1/17	210,000	210,677

Total Electric Utilities				1,251,995

See Notes to Schedule of Investments.

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp., Senior Notes	7.750%	10/15/15	$52,000	$54,228
Mirant Mid Atlantic LLC, Pass-Through Certificates	10.060%	12/30/28	97,429	106,198

Total Independent Power and Renewable Electricity Producers				160,426

TOTAL UTILITIES				1,412,421

TOTAL CORPORATE BONDS & NOTES (Cost - $59,605,529)				59,620,598

ASSET-BACKED SECURITIES - 27.8%
Ally Auto Receivables Trust, 2014-SN1 A2B	0.374%	10/20/16	466,385	466,128	(a)
Ally Master Owner Trust, 2014-5 A1	0.663%	10/15/19	1,560,000	1,560,991	(a)
American Express Issuance Trust II, 2013-2 A	0.603%	8/15/19	800,000	803,878	(a)
Amortizing Residential Collateral Trust, 2002-BC4 M1	1.218%	7/25/32	699,006	684,295	(a)
Amortizing Residential Collateral Trust, 2002-BC6 A2	0.868%	8/25/32	256,793	234,431	(a)
Apidos CDO, 2012-9A A	1.653%	7/15/23	500,000	498,225	(a)(b)
Arrowpoint CLO Ltd., 2014-2A A1L	1.740%	3/12/26	750,000	745,931	(a)(b)
Asset Backed Securities Corp. Home Equity Loan Trust, 2004-HE8 M2	1.893%	12/25/34	681,157	610,682	(a)
Atrium CDO Corp., 5A A1	0.511%	7/20/20	385,980	385,190	(a)(b)
Bank of America Credit Card Trust, 2014-A1 A	0.553%	6/15/21	1,600,000	1,600,470	(a)
Bank of America Credit Card Trust, 2014-A3 A	0.462%	1/15/20	1,050,000	1,049,684	(a)
Bayview Financial Asset Trust, 2007-SR1A M1	0.971%	3/25/37	796,337	683,656	(a)(b)
Brazos Higher Education Authority Inc., 2005-2 A10	0.375%	12/26/19	646,813	645,650	(a)
Business Loan Express, 2001-2A A	0.748%	1/25/28	290,511	241,124	(a)(b)
Business Loan Express, 2002-1A A	0.721%	7/25/28	204,182	179,860	(a)(b)
Citibank Credit Card Issuance Trust, 2006-A8 A8	0.293%	12/17/18	630,000	627,913	(a)
Citibank Credit Card Issuance Trust, 2013-A4 A4	0.592%	7/24/20	1,560,000	1,564,667	(a)
Consumer Credit Origination Loan Trust, 2015-1 A	2.820%	3/15/21	1,000,000	1,000,469	(b)
Discover Card Execution Note Trust, 2011-A4 A4	0.523%	5/15/19	630,000	631,335	(a)
Discover Card Execution Note Trust, 2013-A6 A6	0.623%	4/15/21	1,480,000	1,486,117	(a)
Ford Credit Auto Owner Trust, 2013-B A3	0.570%	10/15/17	632,677	632,941
Ford Credit Floorplan Master Owner Trust, 2013-5 A2	0.643%	9/15/18	2,100,000	2,104,223	(a)
Ford Credit Floorplan Master Owner Trust, 2014-2 A	0.673%	2/15/21	1,100,000	1,101,683	(a)
Ford Credit Floorplan Master Owner Trust, 2014-4 A2	0.522%	8/15/19	960,000	959,144	(a)
Ford Credit Floorplan Master Owner Trust, 2015-2 A2	0.740%	1/15/22	1,010,000	1,012,182	(a)
Golden Credit Card Trust, 2014-2A A	0.623%	3/15/21	360,000	359,561	(a)(b)
GSAMP Trust, 2006-SEA1 A	0.470%	5/25/36	416,499	412,644	(a)(b)
Hertz Fleet Lease Funding LP, 2013-3 A	0.722%	12/10/27	1,950,976	1,951,908	(a)(b)
Hertz Fleet Lease Funding LP, 2014-1 A	0.572%	4/10/28	1,280,000	1,280,143	(a)(b)
Hertz Vehicle Financing LLC, 2009-2A A2	5.290%	3/25/16	160,000	160,576	(b)
Illinois Student Assistance Commission, 2010-1 A2	1.306%	4/25/22	1,068,494	1,075,161	(a)
Jamestown CLO Ltd., 2014-4A A1C	1.683%	7/15/26	250,000	248,664	(a)(b)
JPMorgan Mortgage Acquisition Corp., 2005-OPT1 M3	0.668%	6/25/35	1,960,000	1,557,594	(a)
LCM Limited Partnership, 16A A	1.753%	7/15/26	250,000	249,896	(a)(b)
Mercedes-Benz Auto Receivables Trust, 2013-1 A3	0.780%	8/15/17	1,230,986	1,233,008
NCUA Guaranteed Notes, 2010-A1 A	0.521%	12/7/20	1,501,498	1,503,045	(a)
Nelnet Student Loan Trust, 2013-5A A	0.798%	1/25/37	1,290,739	1,289,150	(a)(b)
Neuberger Berman CLO Ltd., 2014-16A A1	1.723%	4/15/26	250,000	249,926	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
New Century Home Equity Loan Trust, 2004-2 M2	1.098%	8/25/34	$879,671	$812,085	(a)
NewMark Capital Funding, 2014-2A A1	1.697%	6/30/26	250,000	247,878	(a)(b)
NovaStar Home Equity Loan Trust, 2003-1 M1	1.596%	5/25/33	374,090	304,512	(a)
Ocean Trails CLO IV, 2013-4A X	1.258%	8/13/25	210,000	210,128	(a)(b)
OHA Loan Funding Ltd., 2014-1A A1	1.762%	10/20/26	500,000	500,140	(a)(b)
Ohio Phase-In-Recovery Funding LLC, 2013-1 A1	0.958%	7/1/18	1,084,823	1,085,830
Renaissance Home Equity Loan Trust, 2003-1 A	1.028%	6/25/33	467,628	443,806	(a)
Renaissance Home Equity Loan Trust, 2003-2 A	1.050%	8/25/33	434,632	412,119	(a)
Renaissance Home Equity Loan Trust, 2003-3 A	0.668%	12/25/33	1,484,009	1,449,667	(a)
Residential Asset Mortgage Products Inc., 2004-SL3 A4	8.500%	12/25/31	15,413	14,101
SACO I Trust, 2006-5 1A	0.471%	4/25/36	272,077	462,549	(a)
Saratoga Investment Corp. CLO Ltd., 2013-1A A1	1.557%	10/20/23	650,000	646,389	(a)(b)
Saxon Asset Securities Trust, 2003-1 M1	1.220%	6/25/33	438,687	409,711	(a)
SLC Student Loan Trust, 2006-2 A5	0.341%	9/15/26	2,360,000	2,321,901	(a)
SLM Student Loan Trust, 2003-4 B	0.891%	6/15/38	1,147,805	1,059,729	(a)
SLM Student Loan Trust, 2005-5 B	0.506%	10/25/40	888,136	778,245	(a)
SLM Student Loan Trust, 2005-6 B	0.546%	1/25/44	1,164,812	1,022,120	(a)
SLM Student Loan Trust, 2005-A A3	0.441%	6/15/23	1,120,000	1,089,323	(a)
SLM Student Loan Trust, 2006-2 B	0.476%	1/25/41	393,323	342,029	(a)
SLM Student Loan Trust, 2008-6 A3	1.006%	1/25/19	1,320,000	1,328,542	(a)
SLM Student Loan Trust, 2011-B A1	1.023%	12/16/24	261,150	261,941	(a)(b)
SLM Student Loan Trust, 2012-A A1	1.573%	8/15/25	448,247	452,718	(a)(b)
SLM Student Loan Trust, 2012-B A1	1.272%	12/15/21	145,767	146,165	(a)(b)
SLM Student Loan Trust, 2012-C A1	1.272%	8/15/23	271,553	272,947	(a)(b)
SLM Student Loan Trust, 2012-D A2	2.950%	2/15/46	1,520,000	1,565,307	(b)
SLM Student Loan Trust, 2013-A A1	0.772%	8/15/22	270,404	270,718	(a)(b)
SMART Trust, 2014-1US A2B	0.472%	7/14/16	381,427	381,286	(a)
SMB Private Education Loan Trust, 2014-A A1	0.656%	9/15/21	1,650,284	1,650,899	(a)(b)
Sound Point CLO Ltd., 2014-2A A1	1.617%	10/20/26	500,000	495,350	(a)(b)
Specialty Underwriting & Residential Finance Trust, 2003-BC1 A	0.848%	1/25/34	118,169	102,929	(a)
Structured Asset Investment Loan Trust, 2003-BC1 A2	0.848%	1/25/33	370,680	355,146	(a)
Venture CDO Ltd., 2013-13A AX	1.438%	6/10/25	541,667	539,101	(a)(b)
Venture CDO Ltd., 2014-16A A1L	1.753%	4/15/26	880,000	874,725	(a)(b)
Voya CLO Ltd., 2014-4A A1	1.733%	10/14/26	250,000	249,765	(a)(b)
World Omni Automobile Lease Securitization Trust., 2013-A A2B	0.493%	5/16/16	584,230	584,215	(a)

TOTAL ASSET-BACKED SECURITIES (Cost - $56,402,882)				56,226,161

COLLATERALIZED MORTGAGE OBLIGATIONS - 27.2%
American Home Mortgage Assets, 2006-4 1A12	0.378%	10/25/46	2,577,426	1,758,098	(a)
Banc of America Funding Corp., 2014-R5 1A2	1.857%	9/26/45	1,540,000	958,906	(a)(b)
Banc of America Funding Corp., 2015-R2 4A1	0.325%	9/29/36	1,050,000	997,500	(a)(b)(e)
Banc of America Mortgage Securities Inc., 2003-B 1A1	2.497%	3/25/33	36,052	36,179	(a)
Bear Stearns Alt-A Trust, 2005-02 1A1	0.668%	3/25/35	341,005	335,505	(a)
Bear Stearns ARM Trust, 2004-12 1A1	2.628%	2/25/35	390,207	358,850	(a)
Bear Stearns ARM Trust, 2006-04 1A1	2.587%	10/25/36	204,529	177,969	(a)
Bear Stearns Asset-Backed Securities Trust, 2003-AC5 A3	1.268%	10/25/33	1,060,478	990,325	(a)
Chevy Chase Mortgage Funding Corp., 2004-3A A2	0.471%	8/25/35	8,554	7,923	(a)(b)
Chevy Chase Mortgage Funding Corp., 2004-4A A2	0.461%	10/25/35	30,955	28,427	(a)(b)
Chevy Chase Mortgage Funding Corp., 2005-1A A2	0.371%	1/25/36	12,830	11,732	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Chevy Chase Mortgage Funding Corp., 2005-3A A2	0.401%	7/25/36	$65,707	$59,077	(a)(b)
Citigroup Commercial Mortgage Trust, 2014-GC25 A1	1.485%	10/10/47	211,359	211,352
Commercial Mortgage Trust, 2014-BBG A	0.972%	3/15/29	440,000	439,196	(a)(b)
Commercial Mortgage Trust, 2014-SAVA A	1.322%	6/15/34	1,010,000	1,008,591	(a)(b)
Connecticut Avenue Securities, 2014-C04 2M2	5.168%	11/25/24	510,000	536,979	(a)
Countrywide Alternative Loan Trust, 2004-28CB 2A7	5.750%	1/25/35	730,715	751,956
Countrywide Alternative Loan Trust, 2006-OA21 A1	0.364%	3/20/47	626,893	497,943	(a)
Countrywide Alternative Loan Trust, 2007-23CB A7	0.568%	9/25/37	1,275,089	851,565	(a)
Credit Suisse Mortgage Trust, 2014-11R 15A2	2.413%	1/27/36	777,760	488,288	(a)(b)(e)
FDIC Structured Sale Guaranteed Notes, 2010-S1 1A	0.721%	2/25/48	158,519	158,594	(a)(b)
FDIC Structured Sale Guaranteed Notes, 2010-S2	0.871%	12/29/45	672,691	656,962	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC), 1997-19 F	1.041%	6/1/28	121,080	123,099	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 3877 FA, PAC-1	0.522%	11/15/40	508,475	509,812	(a)
Federal National Mortgage Association (FNMA), Grantor Trust, 2000-T06 A3	3.967%	1/25/28	264,560	278,402	(a)
Federal National Mortgage Association (FNMA), Grantor Trust, 2002-T19 A4	3.277%	3/25/42	1,730,648	1,843,164	(a)
Federal National Mortgage Association (FNMA), Grantor Trust, 2004-T03 2A	3.200%	8/25/43	1,658,905	1,753,619	(a)
Federal National Mortgage Association (FNMA), REMIC Trust, 1997-20 F	0.631%	3/25/27	291,451	288,032	(a)
Federal National Mortgage Association (FNMA), REMIC Trust, 2005-86 FC	0.471%	10/25/35	166,781	167,233	(a)
Federal National Mortgage Association (FNMA), REMIC Trust, PAC, 2003-117 KF	0.571%	8/25/33	398,714	400,491	(a)
Federal National Mortgage Association (FNMA), Whole Loan, 2003-W6 6A	3.088%	8/25/42	1,553,193	1,680,190	(a)
Federal National Mortgage Association (FNMA), Whole Loan, 2003-W8 3F1	0.571%	5/25/42	209,899	210,980	(a)
First Horizon Alternative Mortgage Securities, 2007-FA1 A6	0.471%	3/25/37	2,550,353	1,450,778	(a)
First Republican Mortgage Loan Trust, 2000-FRB1 A2	2.557%	6/25/30	387,691	396,780	(a)
Government National Mortgage Association (GNMA), 2011-H07 FA	0.668%	2/20/61	563,020	564,159	(a)
Government National Mortgage Association (GNMA), 2013-H08 BF	0.568%	3/20/63	947,003	942,884	(a)
Government National Mortgage Association (GNMA), 2013-H22 FB	0.868%	8/20/63	4,380,860	4,425,505	(a)
Government National Mortgage Association (GNMA), 2014-H19 FE	0.638%	9/20/64	2,072,202	2,068,231	(a)
GS Mortgage Securities Corp. II, 2000-1A A	0.874%	3/20/23	756,581	757,271	(a)(b)
GS Mortgage Securities Corp. II, 2010-C1 A1	3.679%	8/10/43	204,326	211,949	(b)
HarborView Mortgage Loan Trust, 2004-2 2A1	0.688%	6/19/34	603,791	568,960	(a)
IMPAC CMB Trust, 2003-8 1A2	1.170%	10/25/33	44,334	42,492	(a)
IMPAC Secured Assets Corp., 2004-3 1A4	0.968%	11/25/34	177,564	176,416	(a)
Indymac Index Mortgage Loan Trust, 2005-AR21 4A1	2.681%	10/25/35	1,118,768	973,403	(a)
JPMBB Commercial Mortgage Securities Trust, 2014-C23 A1	1.650%	9/15/47	733,212	736,351
JPMBB Commercial Mortgage Securities Trust, 2014-C24 A1	1.539%	11/15/47	201,922	201,986
JPMBB Commercial Mortgage Securities Trust, 2014-C25 A1	1.521%	11/15/47	204,309	204,116

See Notes to Schedule of Investments.

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
JPMorgan Commercial Mortgage Finance Corp., IO, 1997-C5 X	1.069%	9/15/29	$176,741	$1,844	(a)(b)(f)
Latitude Management Real Estate Capital, 2015-CRE1 A	1.917%	2/22/32	1,010,000	1,010,303	(a)(b)
LB Commercial Conduit Mortgage Trust, IO, 1998-C4 X	1.442%	10/15/35	660,330	25,189	(a)(f)
LB-UBS Commercial Mortgage Trust, 2006-C1 AM	5.217%	2/15/31	580,000	597,811	(a)
Morgan Stanley Bank of America Merrill Lynch Trust, 2012-C5 A2	1.972%	8/15/45	370,000	375,008
Morgan Stanley Bank of America Merrill Lynch Trust, 2014-C18 A1	1.686%	10/15/47	450,404	453,038
Morgan Stanley Bank of America Merrill Lynch Trust, 2014-C19 A1	1.573%	12/15/47	381,984	382,801
Morgan Stanley Capital I Trust, 2011-C1 A1	2.602%	9/15/47	177,161	178,009	(b)
Morgan Stanley Capital I Trust, 2012-C4 A2	2.111%	3/15/45	310,000	314,930
NCUA Guaranteed Notes, 2011-R1 1A	0.621%	1/8/20	448,797	451,349	(a)
New York Mortgage Trust Inc., 2005-2 A	0.501%	8/25/35	606,663	562,243	(a)
Residential Accredit Loans Inc., 2003-QA1 A1	0.848%	12/25/33	825,452	779,924	(a)
Residential Accredit Loans Inc., 2004-QS16 1A1	5.500%	12/25/34	601,715	615,381
Residential Accredit Loans Inc., 2007-QS7 1A7	0.718%	5/25/37	2,272,888	1,495,201	(a)
Residential Asset Mortgage Products Inc., 2004-SL2 A4	8.500%	10/25/31	11,984	13,571
Residential Asset Mortgage Products Inc., 2004-SL4 A5	7.500%	7/25/32	17,031	16,486
Residential Asset Securitization Trust, PAC, 2003-A11 A2	0.618%	11/25/33	267,966	261,543	(a)
Sequoia Mortgage Trust, 2002-9 2A	1.961%	9/20/32	366,216	352,621	(a)
Structured Agency Credit Risk Debt Notes, 2013-DN2 M2	4.421%	11/25/23	900,000	929,661	(a)
Structured ARM Loan Trust, 2004-01 2A	0.478%	2/25/34	186,178	167,365	(a)
Structured ARM Loan Trust, 2004-02 1A1	2.858%	3/25/34	408,307	409,321	(a)
Structured Asset Securities Corp., 1998-03 M1	1.168%	3/25/28	553,605	541,330	(a)
Structured Asset Securities Corp., 1998-08 M1	1.108%	8/25/28	825,899	818,417	(a)
Structured Asset Securities Corp., 2002-11A 1A1	1.898%	6/25/32	47,679	47,407	(a)
Structured Asset Securities Corp., 2002-18A 1A1	2.743%	9/25/32	61,060	61,240	(a)
Structured Asset Securities Corp., 2005-RF3 2A	3.396%	6/25/35	1,109,572	1,000,012	(a)(b)
Thornburg Mortgage Securities Trust, 2004-1 I2A	1.068%	3/25/44	164,597	149,666	(a)
Wachovia Mortgage Loan Trust LLC, 2005-A 1A1	2.672%	8/20/35	708,112	617,400	(a)
Washington Mutual Inc. Mortgage Pass-Through Certificates, 2003-S4 2A9	1.321%	6/25/33	572,945	564,030	(a)
Washington Mutual Inc. Mortgage Pass-Through Certificates, 2005-10 4CB3	0.771%	12/25/35	1,150,006	913,240	(a)
Washington Mutual Inc. Mortgage Pass-Through Certificates, 2005-4 CB9	0.571%	6/25/35	1,202,452	920,114	(a)
Washington Mutual Inc. Mortgage Pass-Through Certificates, 2006-AR06 2A	1.081%	8/25/46	1,255,791	896,431	(a)
Washington Mutual Inc. Mortgage Pass-Through Certificates, 2006-AR07 2A	1.101%	7/25/46	2,265,117	1,902,266	(a)
Wells Fargo Mortgage-Backed Securities Trust, 2004-Y 1A1	2.612%	11/25/34	1,047,104	1,047,659	(a)
WF-RBS Commercial Mortgage Trust, 2011-C3 A2	3.240%	3/15/44	1,046,730	1,068,587	(b)
WF-RBS Commercial Mortgage Trust, 2011-C4 A2	3.454%	6/15/44	760,000	779,996	(b)
WF-RBS Commercial Mortgage Trust, 2012-C8 A2	1.881%	8/15/45	210,000	212,442
WF-RBS Commercial Mortgage Trust, 2014-C23 A1	1.663%	10/15/57	985,953	991,295
WF-RBS Commercial Mortgage Trust, 2014-C24 A1	1.390%	11/15/47	252,107	251,538
WF-RBS Commercial Mortgage Trust, 2014-C24 A2	2.863%	11/15/47	280,000	289,616
WF-RBS Commercial Mortgage Trust, 2014-C25 A1	1.518%	11/15/47	206,062	205,892

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $56,192,824)				54,970,397

See Notes to Schedule of Investments.

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MORTGAGE-BACKED SECURITIES - 11.0%
FHLMC - 2.7%
Federal Home Loan Mortgage Corp. (FHLMC)	1.989%	6/1/43	$1,031,175	$1,045,195	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 3/1 Hybrid ARM	2.687%	8/1/29	32,650	34,478	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 3/1 Hybrid ARM	2.352%	8/1/32	175,104	182,826	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 3/1 Hybrid ARM	2.475%	8/1/32	28,719	28,888	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 5/1 Hybrid ARM	2.320%	12/1/26	64,171	66,505	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 5/1 Hybrid ARM	2.437%	7/1/29	139,915	145,341	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 5/1 Hybrid ARM	2.526%	7/1/29	65,847	69,224	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 5/1 Hybrid ARM	2.100%	7/1/33	474,216	504,043	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Five Year CMT ARM	4.256%	8/1/25	38,599	39,368	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Five Year CMT ARM	4.440%	12/1/30	36,725	37,136	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Gold Thirty Year	6.500%	4/1/29	2,237	2,551
Federal Home Loan Mortgage Corp. (FHLMC), One Year CMT ARM	2.328%	12/1/23	88,067	92,591	(a)
Federal Home Loan Mortgage Corp. (FHLMC), One Year CMT ARM	1.914%	2/1/24	34,471	35,377	(a)
Federal Home Loan Mortgage Corp. (FHLMC), One Year CMT ARM	2.177%	4/1/26	140,427	147,656	(a)
Federal Home Loan Mortgage Corp. (FHLMC), One Year CMT ARM	2.257%	6/1/29	431,656	455,437	(a)
Federal Home Loan Mortgage Corp. (FHLMC), One Year CMT ARM	2.492%	7/1/29	204,140	217,683	(a)
Federal Home Loan Mortgage Corp. (FHLMC), One Year CMT ARM	2.445%	3/1/31	80,499	83,001	(a)
Federal Home Loan Mortgage Corp. (FHLMC), One Year CMT ARM	2.325%	5/1/31	3,814	3,834	(a)
Federal Home Loan Mortgage Corp. (FHLMC), One Year CMT ARM	2.502%	3/1/33	1,314,884	1,406,691	(a)
Federal Home Loan Mortgage Corp. (FHLMC), One Year CMT ARM	2.344%	10/1/33	187,522	198,176	(a)
Federal Home Loan Mortgage Corp. (FHLMC), One Year LIBOR	2.461%	5/1/33	522,037	558,384	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Six Month LIBOR	2.425%	7/1/27	38,489	38,952	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Three Year CMT ARM	3.320%	12/1/30	54,098	54,583	(a)

Total FHLMC				5,447,920

FNMA - 6.2%
Federal National Mortgage Association (FNMA)	2.500%	10/1/22-6/1/23	2,554,226	2,636,636
Federal National Mortgage Association (FNMA)	1.910%	4/1/33	269,294	283,133	(a)
Federal National Mortgage Association (FNMA)	6.275%	9/1/37	878,221	927,492	(a)
Federal National Mortgage Association (FNMA), 11th District COFI	5.480%	2/1/31	483,531	512,086	(a)

See Notes to Schedule of Investments.

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
FNMA - (continued)
Federal National Mortgage Association (FNMA), Five Year CMT ARM	4.523%	5/1/30	$224,271	$232,876	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.341%	11/1/18	54,766	57,944	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.175%	4/1/20	5,547	5,570	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.280%	7/1/21	28,264	28,389	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.382%	8/1/22	15,970	17,022	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.479%	7/1/23	39,562	41,307	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.677%	8/1/23	18,601	18,699	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.488%	2/1/24	81,414	86,669	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.214%	4/1/25	227,311	236,678	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.266%	12/1/25	34,768	36,906	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.494%	1/1/27	84,624	89,762	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.478%	7/1/27-8/1/29	435,061	456,247	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	1.615%	8/1/27	71,020	72,029	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.200%	2/1/28	23,008	23,110	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.334%	3/1/28	50,407	52,433	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.499%	2/1/29	157,254	167,728	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.340%	11/1/29-1/1/33	379,528	396,019	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.515%	1/1/30	121,564	126,594	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.628%	12/1/30	418,818	448,584	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.360%	1/1/31	152,338	153,507	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.234%	2/1/31	122,740	129,028	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.396%	3/1/31	75,814	79,395	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.174%	4/1/31	227,380	236,298	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.211%	4/1/31	50,837	52,228	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.355%	7/1/31	77,225	80,080	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	1.655%	10/1/31	99,642	102,093	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.125%	6/1/32	53,706	54,105	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.455%	7/1/32	303,685	318,301	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.123%	9/1/32	218,017	231,388	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.310%	12/1/32	302,584	317,714	(a)

See Notes to Schedule of Investments.

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
FNMA - (continued)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.415%	1/1/33	$229,074	$238,906	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.381%	5/1/33	411,704	438,683	(a)
Federal National Mortgage Association (FNMA), One Year LIBOR	2.083%	8/1/32	187,071	195,139	(a)
Federal National Mortgage Association (FNMA), Six Month CD ARM	1.635%	12/1/20	158,001	165,712	(a)
Federal National Mortgage Association (FNMA), Six Month CD ARM	2.450%	6/1/24	6,152	6,185	(a)
Federal National Mortgage Association (FNMA), Six Month CD ARM	2.250%	7/1/24	169,791	177,036	(a)
Federal National Mortgage Association (FNMA), Six Month CD ARM	2.140%	9/1/24	486,912	502,311	(a)
Federal National Mortgage Association (FNMA), Six Month CD ARM	2.184%	9/1/24	155,416	162,260	(a)
Federal National Mortgage Association (FNMA), Six Month LIBOR	1.750%	11/1/31	61,124	62,132	(a)
Federal National Mortgage Association (FNMA), Six Month LIBOR	1.907%	1/1/33	239,000	244,647	(a)
Federal National Mortgage Association (FNMA), Six Month LIBOR	1.925%	5/1/33	609,821	638,951	(a)
Federal National Mortgage Association (FNMA), Six Month LIBOR	1.930%	6/1/33	450,123	473,353	(a)
Federal National Mortgage Association (FNMA), Three Year CMT ARM	3.546%	6/1/30	604,268	639,685	(a)

Total FNMA				12,653,050

GNMA - 2.1%
Government National Mortgage Association (GNMA) II, One Year CMT ARM	3.000%	2/20/16-3/20/21	318,791	335,582	(a)
Government National Mortgage Association (GNMA) II, One Year CMT ARM	1.625%	6/20/17-9/20/32	3,667,217	3,805,623	(a)
Government National Mortgage Association (GNMA) II, One Year CMT ARM	2.500%	3/20/21	57,379	60,318	(a)

Total GNMA				4,201,523

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $21,834,740)				22,302,493

MUNICIPAL BONDS - 0.9%
Rhode Island - 0.9%
Rhode Island State Student Loan Authority Revenue, Taxable-Libor Floating Rate Notes, FFELP Loan Backed (Cost - $1,809,474)	0.871%	10/2/28	1,809,474	1,803,864	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SENIOR LOANS - 0.8%
CONSUMER DISCRETIONARY - 0.6%
Hotels, Restaurants & Leisure - 0.3%
Aramark Services Inc., Extented Synthetic LOC 2	3.650%	7/26/16	$37,569	$37,216	(g)(h)
Aramark Services Inc., USD Term Loan F	3.250%	2/24/21	568,135	565,823	(g)(h)

Total Hotels, Restaurants & Leisure				603,039

Media - 0.3%
Univision Communications Inc., Term Loan C4	4.000%	3/1/20	686,598	685,794	(g)(h)

TOTAL CONSUMER DISCRETIONARY				1,288,833

INFORMATION TECHNOLOGY - 0.2%
IT Services - 0.2%
First Data Corp., New 2018 Extended Term Loan	3.672%	3/24/18	395,228	395,104	(g)(h)

TOTAL SENIOR LOANS (Cost - $1,658,474)				1,683,937

SOVEREIGN BONDS - 0.9%
Brazil - 0.5%
Banco Nacional de Desenvolvimento Economico e Social, Senior Notes	3.375%	9/26/16	1,030,000	1,039,013	(b)

Mexico - 0.4%
United Mexican States, Senior Notes	5.950%	3/19/19	720,000	826,920

TOTAL SOVEREIGN BONDS (Cost - $1,895,575)				1,865,933

			SHARES
COMMON STOCKS - 0.2%
CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Tropicana Entertainment Inc.			17,545	292,124	*

INDUSTRIALS - 0.0%
Marine - 0.0%
DeepOcean Group Holding AS			886	11,555	*(e)(f)

TOTAL COMMON STOCKS (Cost - $311,763)				303,679

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $199,711,261)				198,777,062

			FACE AMOUNT
SHORT-TERM INVESTMENTS - 1.3%
Repurchase Agreements - 1.3%
State Street Bank & Trust Co. repurchase agreement dated 2/27/15; Proceeds at maturity - $2,569,000; (Fully collateralized by U.S. Treasury Notes, 0.750% due 3/31/18; Market Value - $2,621,346) (Cost - $2,569,000)	0.000%	3/2/15	$2,569,000	2,569,000

TOTAL INVESTMENTS - 99.6% (Cost - $202,280,261#)				201,346,062
Other Assets in Excess of Liabilities - 0.4%				820,324

TOTAL NET ASSETS - 100.0%				$202,166,386

*	Non-income producing security.

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

(e)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(f)	Illiquid security.

(g)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(h)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2015

Abbreviations used in this schedule:

ARM	— Adjustable Rate Mortgage
CD	— Certificate of Deposit
CDO	— Collateralized Debt Obligation
CLO	— Collateral Loan Obligation
CMB	— Cash Management Bill
CMT	— Constant Maturity Treasury
COFI	— Cost of Funds Index
FFELP	— Federal Family Education Loan Program
IO	— Interest Only
LIBOR	— London Interbank Offered Rate
PAC	— Planned Amortization Class
REMIC	— Real Estate Mortgage Investment Conduit

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Adjustable Rate Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

Notes to Schedule of Investments (unaudited) (continued)

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Corporate bonds & notes	—	$59,620,598	—	$59,620,598
Asset-backed securities	—	56,226,161	—	56,226,161
Collateralized mortgage obligations	—	53,972,897	$997,500	54,970,397
Mortgage-backed securities	—	22,302,493	—	22,302,493
Municipal bonds	—	1,803,864	—	1,803,864
Senior loans	—	1,683,937	—	1,683,937
Sovereign bonds	—	1,865,933	—	1,865,933
Common stocks:
Consumer discretionary	$292,124	—	—	292,124
Industrials	—	—	11,555	11,555

Total long-term investments	$292,124	$197,475,883	$1,009,055	$198,777,062

Short-term investments†	—	2,569,000	—	2,569,000

Total investments	$292,124	$200,044,883	$1,009,055	$201,346,062

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other financial instruments:
Futures contracts	$20,735	—	—	$20,735

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At February 28, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$2,297,178
Gross unrealized depreciation	(3,231,377)

Net unrealized depreciation	$(934,199)

Notes to Schedule of Investments (unaudited) (continued)

At February 28, 2015, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Depreciation
Contracts to Sell:
U.S. Treasury 2-Year Notes	16	6/15	$3,491,448	$3,497,250	(5,802)
U.S. Treasury 10-Year Notes	25	6/15	3,179,989	3,194,922	(14,933)

Net unrealized depreciation on open futures contracts					$(20,735)

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	April 15, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	April 15, 2015

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	April 15, 2015